Equity Investees Information, Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2011 Sony Ericsson	Mar. 31, 2010 Sony Ericsson	Mar. 31, 2012 S-LCD	Jun. 30, 2011 S-LCD	Mar. 31, 2011 S-LCD	Mar. 31, 2010 S-LCD	Mar. 31, 2011 Others	Mar. 31, 2012 Others Minimum	Mar. 31, 2011 Others Minimum	Mar. 31, 2010 Others Minimum	Mar. 31, 2012 Others Maximum	Mar. 31, 2011 Others Maximum	Mar. 31, 2010 Others Maximum
Related Party Transaction [Line Items]
Current assets	¥ 167,786	¥ 627,358					¥ 254,858				¥ 188,903		¥ 183,597
Noncurrent assets	168,143	464,633					92,925				233,988		137,720
Total assets	335,929	1,091,991					347,783				422,891		321,317
Current liabilities	93,535	520,485					282,857				71,572		166,056
Long-term liabilities and noncontrolling interests	79,513	98,821					8,089				29,696		61,036
Stockholders' equity	162,881	472,685					56,837				321,623		94,225
Percentage of ownership in equity investees			20.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%		20.00%	20.00%	20.00%	50.00%	50.00%	50.00%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments							28,419				160,812
Consolidation and reconciling adjustments:
Other							(79)
Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	¥ 36,800	¥ 221,993					¥ 28,340				¥ 160,812		¥ 32,841